STOCKHOLDERS’ EQUITY - Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 07, 2025	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 17,313	$ 13,268	$ 16,782	$ 23,050	$ 23,606
Other comprehensive income (loss)		60	141	(51)	254
Adjustments to Paramount Global’s basis (Note 2)	(5,984)
Ending balance	13,268	12,887	17,313	16,782	23,050
Cumulative Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(542)	0	(657)	(504)	(680)
Other comprehensive income (loss) before reclassifications			115	(153)	132
Reclassifications to net earnings			0	0	44
Other comprehensive income (loss)		40	115	(153)	176
Adjustments to Paramount Global’s basis (Note 2)	542
Ending balance	0	40	(542)	(657)	(504)
Net Actuarial Loss and Prior Service Cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(922)	0	(947)	(1,052)	(1,097)
Other comprehensive income (loss) before reclassifications			0	55	(7)
Reclassifications to net earnings			25	50	52
Other comprehensive income (loss)		19	25	105	45
Adjustments to Paramount Global’s basis (Note 2)	922
Ending balance	0	19	(922)	(947)	(1,052)
Other Comprehensive Income (Loss), Discontinued Operations
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0	0	0	(30)
Other comprehensive income (loss) before reclassifications			0	0	(5)
Reclassifications to net earnings			0	0	35
Other comprehensive income (loss)		0	0	0	30
Adjustments to Paramount Global’s basis (Note 2)	0
Ending balance	0	0	0	0	0
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,464)	0	(1,604)	(1,556)	(1,807)
Other comprehensive income (loss) before reclassifications			115	(98)	120
Reclassifications to net earnings			25	50	131
Other comprehensive income (loss)		59	140	(48)	251
Adjustments to Paramount Global’s basis (Note 2)	1,464
Ending balance	$ 0	$ 59	$ (1,464)	$ (1,604)	$ (1,556)